Voya Securitized Credit Fund Expense Example - Voya Securitized Credit Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 349
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,465
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	869
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 952